Intangible Liabilities - Charter Agreements	6 Months Ended
Jun. 30, 2024
Intangible Liabilities - Charter Agreements

4. Intangible Liabilities - Charter Agreements

 Intangible Liabilities – Charter Agreements as of June 30, 2024, and December 31, 2023, consisted of the following:

	June 30, 2024	December 31, 2023
Opening balance	$5,662	$14,218
Disposals (*)	–	(476)
Amortization	(3,005)	(8,080)
Total	$2,657	$5,662

(*)	The acceleration of the unamortized portion of GSL Amstel intangible liability-charter agreement when the vessel was sold on March 23, 2023.

Intangible liabilities are related to (i) acquisition of the Seven, the Twelve and the Four Vessels, and (ii) management’s estimate of the fair value of below-market charters on August 14, 2008, the date of the Marathon Merger (see note 1). These intangible liabilities are being amortized over the remaining life of the relevant lease terms and the amortization income is included under the caption “Amortization of intangible liabilities-charter agreements” in the interim unaudited condensed Consolidated Statements of Income.

Amortization income of intangible liabilities-charter agreements for each of the six months ended June 30, 2024, and 2023 was $3,005 and $5,045, respectively.

The aggregate amortization of the intangible liabilities in each of the 12-month periods up to June 30, 2026, is estimated to be as follows:

Amount
June 30, 2025	$2,383
June 30, 2026	274
$2,657

The weighted average useful lives are 0.46 years for the remaining intangible liabilities-charter agreements terms.